Operating Lease (Details) - Schedule of maturity of the operating lease liabilities	Jun. 30, 2022 USD ($)
Schedule of Maturity of the Operating Lease Liabilities [Abstract]
Year of 2022	$ 25,032
Thereafter
Total lease payments	25,032
Less: imputed interest	377
Present value of operating lease liabilities	24,655
Less: current obligation	24,655
Long-term obligation on June 30, 2022